CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 3,320	$ (4,529)	$ 4,094
Realized foreign currency translation adjustments from subsidiary			(421)
Foreign currency translation adjustments	(1,833)	(875)	684
Total comprehensive income (loss)	1,487	(5,404)	4,357
Total comprehensive loss attributable to non-controlling interests	(90)	(66)
Total comprehensive income (loss) attributable to Magal shareholders'	$ 1,577	$ (5,338)	$ 4,357